Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

10. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost

Balance as of January 1, 2022	$48,754	$22,076	$-	$489,143	$559,973
Additions	17,936	336,127	92,352	563,885	1,010,300
Effects of currency translation	(2,464)	4,767	1,656	(17,828)	(13,869)
Balance as of December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	38,943	70,914	587,245	697,102
Reduction	(36,907)	(312,790)	-	-	(349,697)
Effects of currency translation	1,110	4,939	4,193	42,192	52,434
Balance at December 31, 2023	$28,429	$94,062	$169,115	$1,664,637	$1,956,243

Accumulated amortization
Balance as of January 1, 2022	$9,594	$7,447	$-	$149,230	$166,271
Depreciation	11,456	69,569	21,720	115,281	218,026
Effects of currency translation	(343)	822	389	(6,456)	(5,588)
Balance as of December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Depreciation	4,684	17,015	50,925	223,776	296,400
Reduction	(8,000)	(58,776)	-	-	(66,776)
Effects of currency translation	536	1,408	1,690	12,106	15,740
Balance at December 31, 2023	$17,927	$37,485	$74,724	$493,937	$624,073

As of December 31, 2023 and 2022, management assessed that there were no events or changes in circumstances that would require impairment testing of our right of use assets.

The carrying amount of the right-of-use assets is depreciated on a straight-line basis over the life of the leases, which at December 31, 2023, had an average expected life of 5.15 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an weighted average incremental borrowing rate of 9.80% per annum as of December 31, 2023.

Total
Balance as of January 1, 2022	$442,842
Additions	1,010,299
Interest expenses	94,376
Lease payments	(292,320)
Effects of currency translation	(10,727)
Balance as of December 31, 2022	$1,244,470
Additions	697,103
Interest expenses	147,107
Lease payments	(399,416)
Reduction	(274,790)
Effects of currency translation	39,710
As of December 31, 2023	$1,454,186

December 31, 2023
Lease liabilities
Current portion	$288,463
Long-term portion	1,165,723
Total lease liabilities	$1,454,186

At December 31, 2023, the Company is committed to minimum lease payments as follows:

December 31, 2023
Maturity analysis
Less than one year	$367,033
One to two years	374,185
Two to three years	342,763
Three to four years	234,705
Four to five years	233,917
More than five years	368,369
Total undiscounted lease liabilities	$1,920,972
Amount representing implicit interest	(466,786)
Lease obligations	$1,454,186